UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  2049

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here is Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:	    Zazove Associates, LLC
Address:    940 Southwood Blvd.
            Suite 200
            Incline Village, NV 89401

13F File Number:  28-5338

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	      Steven M. Kleiman
Title:	Chief Operating Officer
Phone:	(773) 283-8822
Signature, Place, and Date of Signing:

Steven M. Kleiman	Chicago, Illinois	August 2, 2001

Report Type (Check only one.):

[X] 	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ] 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

Form 13 F Summary Page

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  102

Form 13F Information Table Value Total: $697,114
List of Other Included Managers:  None

VALUE        SHARES/   SH/ PUT/ INVSTMT OTHER  Voting Authority (Shares)
NAME OF ISSUER              TITLE OF CLASS    CUSIP     (1000s)   PRN AMT   PRN  DSCRETN Mgrs  a) Sole  b) Shared c) None
CNF Trust I               TE CONS SER A	 12612V205	"3,234"	"72,680"	SH	Sole	"72,680"	0	0

AES Corp	          COM	         00130H105	252	5,850	        SH	Sole	5,850	0	0
CNF Trust I $2.500	  TE CONS SER A	 12612V205	2,791	65,680	        SH	Sole	65,680	0	0
Ceyoniq AG	          Sposored ADR	 15721M107	2,172	394,908	        SH	Sole	394,908	0	0
Crescent Real Estate $1.6875 PFD CV A 6.75% 225756204	554	29,300	        SH	Sole	29,300	0	0
Duke Energy Corporation $2.0625 CORP UNITS 264399585	1,796	70,000	        SH	Sole	70,000	0	0
Equity Office Properties $2.625	PFD CV B 5.25% 294741509  3,662	75,500	        SH	Sole	75,500	0	0
Freeport McMoran (Class A) $1.75 PFD CV 0.05 SH 35671D501   447	31,450	        SH	Sole	31,450	0	0
Golden State	          WT EXP         381197136	     79	60,100	        SH	Sole	60,100	0	0
McLeodUSA Inc. $16.875	  PFD CONV 6.75% 582266201	  7,608	54,100	        SH	Sole	54,100	0	0
Metromedia Int'l Group, Inc.$3.625 PFD CONV% 591695200	  10,732 692,400	SH	Sole	692,400	0	0
National Australia Bank $1.96875 CAP UTS EXCH BL 632525309 15,684 503,500	SH	Sole	503,500	0	0
Simon Property Group Inc. $6.50	PFD CV B 6.50% 828806406  33,691 418,520	SH	Sole	418,520	0	0
Sovereign Capital Trust $3.750	UNIT EX 111229 845905306  7,739	104,400	        SH	Sole	104,400	0	0
Vodafone Group PLC (ADR)  Sponsored ADR	 92857W100	  212	9,500	        SH	Sole	9,500	0	0
Loral Space & Comm $3.00 (Series C) PFD CONV C 6% G56462149 5,126 344,600	SH	Sole		0	0	0
Allergan Inc. 	         LYON	         018490AA0	  1,693	2,650,000	PRN	Sole		0	0	0
ACT Manufacturing	 SUB NT CV 7%07	 000973AB3	  528	1,000,000	PRN	Sole		0	0	0
APP Finance VI Mauritius LYONS NT ZERO   1200202NAA3	  853	48,720,000	PRN	Sole		0	0	0
Action Performance Companies, Inc. SB NT CV 4.75% 05 004933AB3  8,496 9,600,000	PRN	Sole		0	0	0
Aether Systems, Inc.	 SUB NT CV 6%05	 00808VAA3	  1,193	2,000,000	PRN	Sole		0	0	0
Affiliated Computer Services SB NT CV 4%05 008190AD2	 10,293 5,920,000	PRN	Sole		0	0	0
Affiliated Computer Services SUB NT CV 3.5%06 008190AF7	 25,351 23,555,000	PRN	Sole		0	0	0
Affiliated Managers Group (144A) LYON ZERO 144A21 008252AA6 4,606 5,000,000	PRN	Sole		0	0	0
AmeriSource Health Corp. SUB NT CV 5%07	 03071PAD4	  9,144	7,200,000	PRN	Sole		0	0	0
At Home Corp.	         SUBNTCV 4.75%06 045919AF4	    244	750,000	        PRN	Sole		0	0	0
Casual Male Corp. 7.00%	 SUB NT CONV  7%02 057232AA8	    847	3,025,000	PRN	Sole		0	0	0
BankAtlantic Bancorp Inc.SBDBCV 5.625%07 065908AC9	    807	863,016	        PRN	Sole		0	0	0
Barnes & Noble, Inc. (144A) SUB NT CV 144AO9 067774AC3	  4,869	3,500,000	PRN	Sole		0	0	0
Brightpoint Inc.	 SB LYON ZERO 18 109473AC2	  3,919	11,000,000	PRN	Sole		0	0	0
CKE Restaurants Inc.	 SBNTCV 4.25%04	 12561EAB1	  1,177	2,200,000	PRN	Sole		0	0	0
CV Therapeutics	         SUBNTCV 4.75%07 126667AB0	  6,986	6,550,000	PRN	Sole		0	0	0
Cell Therapeutic, Inc. (144A) SUB NT CV 144AO8 150934AA5  2,043	2,000,000	PRN	Sole		0	0	0
Cephalon Inc. (144A)	 SB NT CV 144A 06 156708AB5	  7,503	6,600,000	PRN	Sole		0	0	0
Charter Communications, Inc. SUB NT CV5.75%05 16117MAB3	  9,543	7,600,000	PRN	Sole		0	0	0
Checkpoint Systems Inc.	 SBDBCV 5.25%05	 162825AB9	    979	900,000	        PRN	Sole		0	0	0
Commscope Inc.	         SB NT CV 4%06	 203372AB3	 18,398 21,440,000	PRN	Sole		0	0	0
Conexant Systems 	 SUB NT CONV 4%07 207142AF7	    297	650,000	        PRN	Sole		0	0	0
COR Therapeutics, Inc.	 SUB NT CV 5%07	 217753AD4	  6,449 6,020,000	PRN	Sole		0	0	0
Diamond Offshore Drilling (144A) SR DB CV 144A 31 25271CAD4 21,256 23,390,000	PRN	Sole		0	0	0
ETrade Group Inc.	 SUBNTCV 6%07	 269246AB0	  10,236 16,850,000	PRN	Sole		0	0	0
Empresas ICA Socieded	 SUB DB CONV 5% 04 292448AC1	    104	150,000	        PRN	Sole		0	0	0
Financial Federal Corporation SUB NT CV 4.5%05 317492AC0   4,732 4,485,000	PRN	Sole		0	0	0
First Data Corporation	 SR CV DBT SEC 08 319963AD6	  19,575 18,710,000	PRN	Sole		0	0	0
Fleming Companies, Inc. (144A) COM	  339130AQ9	   7,555 5,550,000	PRN	Sole		0	0	0
Four Seasons	         LYON ZERO CPN 29 35100EAD6	  11,676 34,340,000	PRN	Sole		0	0	0
General Semiconductor	 SUB NT CV5.75%06 370787AB9	   6,256 6,800,000	PRN	Sole		0	0	0
Genzyme Corp (144A)	 SB DEB CV 144A21 372917AJ3	  11,105 10,300,000	PRN	Sole		0	0	0
Gilead Sciences	         SUB NT CV 5%07	  375558AB9	  10,152 7,400,000	PRN	Sole		0	0	0
GlobeSpan, Inc. (144A)	 SUB NT CV 144A06 379571AA0	   1,625 2,000,000	PRN	Sole		0	0	0
Hanover Compressor	 SR NT CV 4.75%08 410768AC9	   5,693 5,500,000	PRN	Sole		0	0	0
Ibasis Inc.	         SB NT CV 5.75% 05 450732AA0	     952 2,380,000	PRN	Sole		0	0	0
Internet Capital Group Inc. SUB NT CV 5.5%04 46059CAA4	   2,300 6,790,000	PRN	Sole		0	0	0
Interpublic Group Cos.	 SUB NT CV 1.8%04 460690AF7	   1,662 1,785,000	PRN	Sole		0	0	0
Interpublic Group Co. Inc. SUB NT CV 1.87% 06 460690AJ9	   4,910 6,015,000	PRN	Sole		0	0	0
Intevac Inc.	         SBNTCV 6.5%04	  461148AC2	   2,790 4,650,000	PRN	Sole		0	0	0
Kellstrom Industries	 SB NT CV 5.75%02 488035AC0	   3,002 10,005,000	PRN	Sole		0	0	0
Kellstrom Industries	 SBNTCV 5.5%03	  488035AE6	    522	 2,175,000	PRN	Sole		0	0	0
Kerr McGee Corp.	 SBDBCV 5.25% 10  492386AP2	  28,821 23,325,000	PRN	Sole		0	0	0
Kulicke & Soffa	         SUB NT CV4.75%06 501242AE1	   4,952 5,105,000	PRN	Sole		0	0	0
L-3 Communications Holdings SR SB CV 5.25%09 502424AB0	   3,491 3,000,000	PRN	Sole		0	0	0
Lamar Advertising	 NT CV 5.25% 06	  512815AF8	  10,385 9,150,000	PRN	Sole		0	0	0
Lattice Semiconductor Co SUB NT CV 4.75%06 518415AC8	   3,409 2,500,000	PRN	Sole		0	0	0
Lennar Corporation	 SR DB CV ZERO 18 526057AA2	   2,567 4,310,000	PRN	Sole		0	0	0
Magna Int'l Inc.	 SUB DEB CV 5%02 559222AE4	  39,218 33,700,000	PRN	Sole		0	0	0
Magna International Inc. SB DB CV 4.875%05 559222AG9	   1,800 1,800,000	PRN	Sole		0	0	0
Manugistics Group Inc.	 SUB NT CONV 5%07 565011AB9	   5,916 6,800,000	PRN	Sole		0	0	0
Marriott International (144A) SRLYON ZRO144A21 571903AA1     476 550,000	PRN	Sole		0	0	0
Merrill Lynch	         LYON ZERO 31	  590188A65	   7,886 15,500,000	PRN	Sole		0	0	0
PSINET Inc.	         SB NT CV 2094%04 59133PAA8	     460 2,000,000	PRN	Sole		0	0	0
NCO Group (144A)	 SB NT CV 144A 06 628858AC6	   7,372 6,400,000	PRN	Sole		0	0	0
Network Associates Inc.	 SBDBCV ZRO 18	  640938AB2	     660 1,610,000	PRN	Sole		0	0	0
Neuberger Berman Inc. (144A) LYON ZERO 144A21 641234AA7	   5,549 6,500,000	PRN	Sole		0	0	0
Omnicare Inc.	         SUB DEB CV 5%07  681904AD0	      44 50,000	        PRN	Sole		0	0	0
ONI Systems Corp.	 SUB NT CV 5% 05  68273FAA1	     773 1,000,000	PRN	Sole		0	0	0
Orix Corporation	 NT CONV 0.375%05 686330AA9	     497 50,000,000	PRN	Sole		0	0	0
Peregrine Systems Inc.	 SB NT CV 144A 07 71366QAC5	   7,895 5,700,000	PRN	Sole		0	0	0
Personnel Group	         SBNTCV 5.75%04	  715338AE9	   9,652 26,811,000	PRN	Sole		0	0	0
Province Healthcare Co.	 SB NT CV 4.5%05  743977AC4	   7,881 7,100,000	PRN	Sole		0	0	0
Providian Financial Corp.SRNTCV 6.25%05	  74406AAA0	   7,494 7,070,000	PRN	Sole		0	0	0
Quadramed Corporation	 SBDBCV 5.25%05	  74730WAC5	   7,573 11,650,000	PRN	Sole		0	0	0
Reptron Electronics Inc. SBNTCV 6.75%04	  76026WAA7	     450 770,000	PRN	Sole		0	0	0
Royal Caribbean Cruises Ltd. LYON ZERO 21 780153AK8	  20,055 55,420,000	PRN	Sole		0	0	0
Royal Caribbean Cruises Ltd. SR NT CV ZERO 21 780153AM4	   9,430 23,000,000	PRN	Sole		0	0	0
Seacor Holdings Inc.	 SUB NT CV 5.375%06 811904AE1	   2,279 2,093,000	PRN	Sole		0	0	0
Semtech Corp.	         SUBNTCV 4.5%07	  816850AD3	   3,176 3,300,000	PRN	Sole		0	0	0
Sepracor, Inc.	         SUB DB CONV 7%05 817315AH7	   6,343 7,360,000	PRN	Sole		0	0	0
Sepracor, Inc.	         SB DEB CONV 5%07 817315AL8	   5,917 8,750,000	PRN	Sole		0	0	0
Service Corp. International COM	          817565AU8       13,170 12,000,000	PRN	Sole		0	0	0
Shaw Group (144A)	 LYON 144A  21	  820280AA3	     306 550,000	PRN	Sole		0	0	0
Solectron Corp.	         SR LYON ZERO 20  834182AK3	  11,571 23,200,000	PRN	Sole		0	0	0
Solectron Corp.	         LYON ZERO CPN 20 834182AL1	  18,096 43,670,000	PRN	Sole		0	0	0
SpaceHab Inc.	         SUB NT CONV 8%07 846243AC7	     150 250,000	PRN	Sole		0	0	0
Standard Motor Products	 SBDBCV 6.75%09	  853666AB1	   8,000 11,160,000	PRN	Sole		0	0	0
Stilwell Financial (144A)LYON ZERO 144A31 860831AA4	     127 160,000	PRN	Sole		0	0	0
TVX Gold Inc.	         NT LNKED CV 5%02 87308KAA9	     938 1,500,000	PRN	Sole		0	0	0
Telefonos de Mexico	 SRDBCV 4.25% 04  879403AD5	  10,609 8,240,000	PRN	Sole		0	0	0
TranSwitch Corporation	 NT CONV 4.5%05	  894065AB7	   2,855 4,000,000	PRN	Sole		0	0	0
Cadbury Schweppes PLC	 SB DB CV ZRO 18  895927AB7	  31,114 87,645,000	PRN	Sole		0	0	0
US Internetworking Inc.	 SUB NT CV 7%04	  917311AH5	   1,100 4,000,000	PRN	Sole		0	0	0
Verizon Communications Inc. (144A) DB CV ZRO 144A221 92343VAA2 4,383 8,135,000	PRN	Sole		0	0	0
Waste Connections (144A) SB NT CV 144A06  941053AA8	   5,200 4,500,000	PRN	Sole		0	0	0
Wellpoint Health Network SBDBCV ZRO 19	  94973HAA6	  32,212 41,265,000	PRN	Sole		0	0	0
COLUMN TOTALS                                        "697,114"